Leases - Schedule of future minimum rental payments for operating leases (Details) $ in Millions	Dec. 31, 2018 USD ($)
Leases, Operating [Abstract]
2019	$ 535.2
2020	497.7
2021	431.5
2022	366.9
2023	307.8
Thereafter	2,701.8
Total	$ 4,840.9